Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 01, 2013	Oct. 02, 2012	Oct. 01, 2013	Oct. 02, 2012	Jan. 01, 2013	Jan. 03, 2012	Dec. 28, 2010
Net income	$ 3,265	$ 133	$ 4,257	$ 3,604	$ 5,163	$ 3,829	$ 2,378
Cash flow hedges:
Loss recognized in accumulated other comprehensive income	0	0	0	(186)	(186)	(209)	(560)
Reclassification of loss to net income	0	104	39	312	382	434	754
Unrealized income on cash flow hedges	0	104	39	126	196	225	194
Provision for income tax on cash flow hedges	0	(42)	(15)	(104)	(168)	(3)	(74)
Other comprehensive income, net of tax	0	62	24	22	28	222	120
Comprehensive income	$ 3,265	$ 195	$ 4,281	$ 3,626	$ 5,191	$ 4,051	$ 2,498